INCOME TAX - Tax credits (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
INCOME TAX
Income Tax loss Carry Forward Minimum Base	$ 243,500
Unused Tax Losses for Which Deferred Tax Asset Recognised	73,050
Renting Colombia S.A.
INCOME TAX
Income Tax loss Carry Forward Minimum Base	243,500
Unused Tax Losses for Which Deferred Tax Asset Recognised	$ 73,050